UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2741

Fidelity Court Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Connecticut Municipal Income Fund Fidelity® Connecticut Municipal Money Market Fund Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

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Contents

Performance
Management's Discussion of Fund Performance
Fidelity® Connecticut Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Connecticut Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Connecticut Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Connecticut Municipal Income Fund	0.82%	3.01%	4.10%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Connecticut Municipal Income Fund on November 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$14,950	Fidelity® Connecticut Municipal Income Fund
$16,101	Bloomberg Barclays Municipal Bond Index

Fidelity® Connecticut Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds gained modestly for the 12 months ending November 30, 2018, with the Bloomberg Barclays Municipal Bond Index returning 1.13%, supported by lower bond issuance and solid economic growth. Tax reform had a significant impact on both the supply of and demand for tax-exempt bonds during the period. In the final months of 2017, issuers accelerated their bond financings in order to issue under the old tax rules, prompting a surge in supply. Investors absorbed the excess supply, anticipating that issuance would fall significantly in 2018. The market turned lower in early 2018, as domestic fixed-income markets reacted to robust economic data and signs of inflation, before stabilizing in March and rallying through August. The municipal market experienced volatility in October amid concerns of an economic slowdown, then rebounded to close November near a year-to-date high. Gross municipal bond issuance declined 19% year-to-date through November 30. There was little differentiation in performance across municipal sectors this period. General obligation bonds returned 1.11%, with bonds issued by states slightly outperforming those backed by local municipalities. Looking ahead, market volatility is likely to persist due to uncertainty about how the U.S. Federal Reserve will react to labor and inflation trends.

Comments from Co-Portfolio Managers Kevin Ramundo, Cormac Cullen and Elizah McLaughlin:  For the annual reporting period ending November 30, 2018, the fund gained 0.82%, net of fees, lagging the 1.37% advance of the Bloomberg Barclays Connecticut 2+ Year Enhanced Municipal Bond Index, the fund's new state benchmark as of August 1. However, the fund outpaced its Lipper peer group average for the period. Relative to the new state benchmark, differences in the way fund holdings and index components were priced detracted from fund performance. A notable positive was our decision to remain overweight in health care bonds, a sector that topped most others, based on a fairly stable environment for health care and the comparatively higher yields for these securities. Additionally, the bonds of particular health care issuers we owned performed well within the sector, giving the fund an edge over the state benchmark. Remaining overweighted in bonds in the lower tiers of the investment-grade universe (those rated below AA) also contributed. These securities, driven largely by their comparatively high levels of income, generally outpaced higher-quality bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On September 1, 2018, Elizah McLaughlin joined the municipal bond portfolio management team, succeeding Mark Sommer, who will retire from Fidelity on December 31, 2018, after 27 years with the firm.

Fidelity® Connecticut Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of November 30, 2018

% of fund's net assets
General Obligations	41.4
Health Care	18.9
Water & Sewer	12.1
Education	11.7
Special Tax	9.1

Quality Diversification (% of fund's net assets)

As of November 30, 2018
AAA	0.7%
AA,A	76.6%
BBB	15.5%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	6.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Connecticut Municipal Income Fund

Schedule of Investments November 30, 2018

Showing Percentage of Net Assets

Municipal Bonds - 95.9%
	Principal Amount	Value
Connecticut - 95.6%
Bridgeport Gen. Oblig.:
Series 2012 A:	$	$
5% 2/15/23	3,510,000	3,711,860
5% 2/15/24	645,000	680,688
5% 2/15/32	1,110,000	1,168,308
Series 2016 D:
5% 8/15/31 (FSA Insured)	1,000,000	1,100,850
5% 8/15/32 (FSA Insured)	3,090,000	3,389,699
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/25	3,500,000	3,709,055
Series 2012 B, 5% 4/15/25	7,460,000	7,961,834
Series 2012 D:
5% 9/15/31	3,250,000	3,431,285
5% 9/15/32	4,860,000	5,123,995
Series 2012 G, 5% 10/15/30	4,275,000	4,527,097
Series 2013 A:
5% 3/1/27	5,480,000	5,866,833
5% 10/15/27	1,000,000	1,078,510
Series 2014 G, 5% 11/15/28	7,000,000	7,628,250
Series 2015 B:
5% 6/15/27	4,825,000	5,326,655
5% 6/15/30	1,290,000	1,407,455
5% 6/15/32	5,500,000	5,957,270
Series 2015 F, 5% 11/15/31	4,000,000	4,367,640
Series 2016 A, 5% 3/15/31	6,950,000	7,598,644
Series 2018 A:
5% 4/15/30	2,500,000	2,801,275
5% 4/15/38	1,700,000	1,836,442
Series 2018 C, 5% 6/15/31	725,000	809,622
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ.):
Series 2017 R:
5% 7/1/31	1,825,000	2,064,075
5% 7/1/32	1,000,000	1,127,550
Series 2017, 5% 7/1/30	2,400,000	2,728,680
(Sacred Heart Univ., CT Proj.) Series 2017 I-1, 5% 7/1/42	2,000,000	2,172,100
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/30	450,000	511,628
5% 7/1/31	1,300,000	1,470,300
5% 7/1/32	1,050,000	1,183,928
5% 7/1/33	700,000	785,491
5% 7/1/34	750,000	836,678
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	18,265,000	18,937,881
(Trinity Health Proj.) Series 2010, 4.75% 11/15/29 (Pre-Refunded to 11/15/20 @ 100)	50,000	52,564
Series 2011 M, 5.375% 7/1/41	5,485,000	5,797,371
Series 2013 N:
5% 7/1/24	400,000	444,408
5% 7/1/25	300,000	331,485
Series 2014 E:
5% 7/1/28	3,260,000	3,629,912
5% 7/1/29	3,840,000	4,255,603
Series 2015 L, 5% 7/1/29	1,500,000	1,675,470
Series 2016 A, 2%, tender 7/1/26 (a)	9,000,000	8,162,730
Series 2016 K, 4% 7/1/46	7,000,000	6,644,190
Series 2016, 5% 12/1/41	5,150,000	5,635,954
Series A, 5% 7/1/41	3,000,000	3,135,630
Series E:
5% 7/1/28	2,250,000	2,469,960
5% 7/1/42	5,000,000	5,256,750
Series F, 5% 7/1/45	4,890,000	5,155,478
Series H1, 5% 7/1/41	1,250,000	1,315,700
Series J, 5% 11/1/25	1,465,000	1,549,985
Series K1:
5% 7/1/24	600,000	659,232
5% 7/1/25	760,000	841,464
Series K3, 5% 7/1/48	3,695,000	3,905,061
Series L:
5% 7/1/26	1,000,000	1,123,320
5% 7/1/27	2,000,000	2,244,100
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Chesla Ln. Prog.):
Series 2017 A:
5% 11/15/20 (b)	950,000	990,337
5% 11/15/23 (b)	1,100,000	1,190,552
Series 2017 B:
5% 11/15/22 (b)	975,000	1,045,775
5% 11/15/24 (b)	1,065,000	1,161,787
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	2,120,000	2,168,548
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/28	1,000,000	1,092,080
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/25	4,000,000	4,365,080
5% 1/1/26	10,000,000	10,856,200
5% 1/1/28	1,000,000	1,076,820
5% 1/1/31	5,000,000	5,340,550
Series 2015 A, 5% 8/1/34	6,000,000	6,519,180
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,025
Series 2014 B:
5% 8/15/25	450,000	509,067
5% 8/15/26	700,000	788,319
5% 8/15/27	750,000	839,985
5% 8/15/28	1,000,000	1,117,180
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	5,959,868
Series 2014 A:
5% 11/1/28	1,000,000	1,117,260
5% 11/1/29	1,850,000	2,056,294
5% 11/1/30	2,480,000	2,746,600
5% 11/1/31	2,905,000	3,207,352
5% 11/1/42	6,115,000	6,573,380
Hartford County Metropolitan District Gen. Oblig. Series 2018:
5% 7/15/31	1,000,000	1,147,050
5% 7/15/32	1,250,000	1,427,850
5% 7/15/33	1,000,000	1,136,250
5% 7/15/34	1,000,000	1,129,860
Hartford Gen. Oblig.:
Series 2012 A, 5% 4/1/22 (FSA Insured)	1,000,000	1,078,810
Series 2014 C:
5% 8/15/23 (Build America Mutual Assurance Insured)	3,670,000	4,048,561
5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,039,804
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,116,980
5% 7/1/29 (FSA Insured)	1,000,000	1,113,200
Hbr. Point Infra Impt. District Series 2017, 5% 4/1/39 (c)	2,000,000	2,060,260
Meriden Gen. Oblig. Series 2016 A, 4% 5/1/29	3,485,000	3,676,396
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/22 (b)	1,000,000	1,078,110
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	660,000	686,908
New Britain Gen. Oblig.:
Series 2015 A:
5% 3/1/26 (Pre-Refunded to 3/1/25 @ 100)	1,530,000	1,763,096
5% 3/1/27 (Build America Mutual Assurance Insured)	1,605,000	1,790,923
5% 3/1/29 (Build America Mutual Assurance Insured)	1,770,000	1,951,691
5% 3/1/30 (Build America Mutual Assurance Insured)	1,860,000	2,042,094
5% 3/1/31 (Build America Mutual Assurance Insured)	1,955,000	2,139,454
Series 2017 C:
5% 3/1/32 (FSA Insured)	1,635,000	1,837,593
5% 3/1/33 (FSA Insured)	1,900,000	2,124,086
New Haven Gen. Oblig.:
Series 2012 A, 4% 11/1/22 (Escrowed to Maturity)	2,185,000	2,334,869
Series 2015 B:
5% 8/15/26	615,000	696,192
5% 8/15/26 (Pre-Refunded to 8/15/25 @ 100)	635,000	736,562
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	856,578
Series 2016 A:
5% 8/15/27 (Pre-Refunded to 8/15/26 @ 100)	35,000	40,984
5% 8/15/28 (FSA Insured)	1,500,000	1,695,045
5% 8/15/30 (FSA Insured)	1,000,000	1,119,610
5% 8/15/34 (FSA Insured)	1,000,000	1,104,770
5% 8/15/35 (FSA Insured)	1,000,000	1,098,470
5% 9/1/29 (FSA Insured)	2,655,000	2,948,590
5% 9/1/31 (FSA Insured)	1,430,000	1,576,260
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighth Series A, 5% 8/1/33	1,110,000	1,202,152
Series 2013 A, 5% 8/1/43	2,000,000	2,151,540
Series 30 B:
5% 8/1/30	1,150,000	1,284,136
5% 8/1/31	2,630,000	2,929,478
Series 32 B:
5% 8/1/32	1,000,000	1,141,340
5% 8/1/33	1,150,000	1,307,619
5% 8/1/37	3,000,000	3,360,030
5% 8/1/38	1,000,000	1,117,270
Stratford Gen. Oblig. Series 2017, 5% 7/1/30 (FSA Insured)	1,000,000	1,111,310
Univ. of Connecticut Gen. Oblig.:
Series 2011 A, 5% 2/15/27	3,000,000	3,151,590
Series 2018 A, 5% 4/15/28	4,400,000	4,998,092
West Haven Gen. Oblig.:
Series 2017 A:
5% 11/1/22	800,000	838,336
5% 11/1/25	635,000	675,919
5% 11/1/26	635,000	677,755
Series 2017 B, 5% 11/1/32	400,000	419,008

TOTAL CONNECTICUT		312,282,665

Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	800,000	903,384
TOTAL MUNICIPAL BONDS
(Cost $316,572,962)		313,186,049
TOTAL INVESTMENT IN SECURITIES - 95.9%
(Cost $316,572,962)		313,186,049
NET OTHER ASSETS (LIABILITIES) - 4.1%		13,290,267
NET ASSETS - 100%		$326,476,316

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,060,260 or 0.6% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	41.4%
Health Care	18.9%
Water & Sewer	12.1%
Education	11.7%
Special Tax	9.1%
Others* (Individually Less Than 5%)	6.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $316,572,962)		$313,186,049
Cash		9,640,487
Receivable for fund shares sold		18,174
Interest receivable		4,091,121
Prepaid expenses		588
Other receivables		1,019
Total assets		326,937,438
Liabilities
Payable for fund shares redeemed	$80,243
Distributions payable	206,499
Accrued management fee	97,201
Other affiliated payables	28,126
Audit fee payable	48,042
Other payables and accrued expenses	1,011
Total liabilities		461,122
Net Assets		$326,476,316
Net Assets consist of:
Paid in capital		$329,957,972
Total distributable earnings (loss)		(3,481,656)
Net Assets, for 29,403,460 shares outstanding		$326,476,316
Net Asset Value, offering price and redemption price per share ($326,476,316 ÷ 29,403,460 shares)		$11.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2018
Investment Income
Interest		$10,576,882
Expenses
Management fee	$1,251,744
Transfer agent fees	266,724
Accounting fees and expenses	91,216
Custodian fees and expenses	2,631
Independent trustees' fees and expenses	1,546
Registration fees	23,634
Audit	59,894
Legal	2,704
Miscellaneous	2,472
Total expenses before reductions	1,702,565
Expense reductions	(4,894)
Total expenses after reductions		1,697,671
Net investment income (loss)		8,879,211
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(136,864)
Total net realized gain (loss)		(136,864)
Change in net unrealized appreciation (depreciation) on investment securities		(5,802,304)
Net gain (loss)		(5,939,168)
Net increase (decrease) in net assets resulting from operations		$2,940,043

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2018	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,879,211	$10,012,463
Net realized gain (loss)	(136,864)	2,104,067
Change in net unrealized appreciation (depreciation)	(5,802,304)	4,588,552
Net increase (decrease) in net assets resulting from operations	2,940,043	16,705,082
Distributions to shareholders	(10,819,308)	–
Distributions to shareholders from net investment income	–	(10,013,466)
Distributions to shareholders from net realized gain	–	(4,832,741)
Total distributions	(10,819,308)	(14,846,207)
Share transactions
Proceeds from sales of shares	32,414,976	32,524,277
Reinvestment of distributions	7,576,492	10,412,105
Cost of shares redeemed	(86,133,013)	(89,096,579)
Net increase (decrease) in net assets resulting from share transactions	(46,141,545)	(46,160,197)
Redemption fees	–	20
Total increase (decrease) in net assets	(54,020,810)	(44,301,302)
Net Assets
Beginning of period	380,497,126	424,798,428
End of period	$326,476,316	$380,497,126
Other Information
Undistributed net investment income end of period		$70,513
Shares
Sold	2,888,625	2,859,606
Issued in reinvestment of distributions	676,258	919,271
Redeemed	(7,695,462)	(7,841,420)
Net increase (decrease)	(4,130,579)	(4,062,543)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Connecticut Municipal Income Fund

Years ended November 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$11.30	$11.75	$11.78	$11.39
Income from Investment Operations
Net investment income (loss)A	.282	.289	.306	.328	.343
Net realized and unrealized gain (loss)	(.191)	.185	(.372)	.031	.517
Total from investment operations	.091	.474	(.066)	.359	.860
Distributions from net investment income	(.282)	(.289)	(.306)	(.328)	(.343)
Distributions from net realized gain	(.059)	(.135)	(.078)	(.061)	(.127)
Total distributions	(.341)	(.424)	(.384)	(.389)	(.470)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$11.10	$11.35	$11.30	$11.75	$11.78
Total ReturnC	.82%	4.26%	(.66)%	3.10%	7.73%
Ratios to Average Net AssetsD
Expenses before reductions	.48%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.48%	.48%	.48%	.48%	.49%
Net investment income (loss)	2.52%	2.53%	2.57%	2.80%	2.96%
Supplemental Data
Net assets, end of period (000 omitted)	$326,476	$380,497	$424,798	$443,037	$438,958
Portfolio turnover rate	12%	8%	20%	13%	13%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of November 30, 2018

Days	% of fund's investments 11/30/18
1 - 7	79.4
8 - 30	0.5
31 - 60	7.5
61 - 90	0.7
91 - 180	3.6
>180	8.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Variable Rate Demand Notes (VRDNs)	45.9%
Tender Option Bond	23.4%
Other Municipal Security	23.1%
Investment Companies	7.3%
Net Other Assets (Liabilities)	0.3%

Current 7-Day Yields

11/30/18
Fidelity® Connecticut Municipal Money Market Fund	1.30%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Connecticut Municipal Money Market Fund

Schedule of Investments November 30, 2018

Showing Percentage of Net Assets

Variable Rate Demand Note - 45.9%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2% 12/7/18, VRDN (a)(b)	$1,900,000	$1,900,000
Arkansas - 0.6%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.89% 12/7/18, VRDN (a)(b)	2,900,000	2,900,000
Connecticut - 43.2%
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 1.7% 12/7/18, LOC Citibank NA, VRDN (a)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 1.84% 12/7/18, LOC RBS Citizens NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2004 B, 1.79% 12/7/18, LOC RBS Citizens NA, VRDN (a)	4,550,000	4,550,000
Connecticut Gen. Oblig. Series 2016 C, 1.82% 12/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	32,090,000	32,090,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Gaylord Hosp. Proj.) Series B, 1.75% 12/7/18, LOC Bank of America NA, VRDN (a)	13,800,000	13,800,000
(Hamden Hall Country Day School Proj.) Series A, 1.79% 12/7/18, LOC RBS Citizens NA, VRDN (a)	14,725,000	14,725,000
(Trinity College Proj.) Series L, 1.7% 12/7/18, LOC JPMorgan Chase Bank, VRDN (a)	8,015,000	8,015,000
(Wesleyan Univ. Proj.) Series H, 1.68% 12/7/18, VRDN (a)	6,830,000	6,830,000
Series 2007 D, 1.75% 12/7/18, LOC Bank of America NA, VRDN (a)	9,005,000	9,005,000
Series 2011 A, 1.72% 12/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	1,755,000	1,755,000
Series 2011 B, 1.74% 12/7/18, LOC Bank of America NA, VRDN (a)	18,500,000	18,500,000
Series 2013 O, 1.64% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)	3,950,000	3,950,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 1.64% 12/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	6,615,000	6,615,000
Series 2010, 1.72% 12/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,400,000	3,400,000
(Hsg. Mtg. Fin. Proj.) Series 2012 D3, 1.75% 12/7/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	8,255,000	8,255,000
Series D 3, 1.74% 12/7/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	17,015,000	17,015,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 1.67% 12/7/18, LOC TD Banknorth, NA, VRDN (a)	23,180,000	23,180,000
FNMA Stamford Hsg. Auth. Multi-family Rev. 1.66% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	31,680,000	31,680,000
		219,410,000
Indiana - 0.5%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.95% 12/7/18, VRDN (a)(b)	600,000	600,000
Series 2003 B, 1.99% 12/7/18, VRDN (a)(b)	1,400,000	1,400,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.81% 12/7/18, VRDN (a)	400,000	400,000
Series I, 1.81% 12/7/18, VRDN (a)	200,000	200,000
		2,600,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.76% 12/7/18, VRDN (a)(b)	1,200,000	1,200,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.97% 12/7/18, VRDN (a)	400,000	400,000
Series 2010 B1, 1.96% 12/7/18, VRDN (a)	300,000	300,000
		700,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 2% 12/7/18, VRDN (a)(b)	1,200,000	1,200,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.89% 12/7/18, VRDN (a)(b)	300,000	300,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1995, 2% 12/7/18, VRDN (a)(b)	100,000	100,000
Series A, 1.9% 12/7/18, VRDN (a)(b)	100,000	100,000
		200,000
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.79% 12/7/18, VRDN (a)(b)	1,900,000	1,900,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.83% 12/7/18, VRDN (a)(b)	900,000	900,000
		2,800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $233,210,000)		233,210,000

Tender Option Bond - 23.4%
California - 0.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,600,000	1,600,000
Colorado - 0.4%
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 84, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,000,000	1,000,000
Series Floaters ZF 06 88, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,100,000	1,100,000
		2,100,000
Connecticut - 22.6%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 1.79% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	8,000,000	8,000,000
Series Floaters 014, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	25,000,000	25,000,000
Series Floaters 016, 1.73% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,600,000	10,600,000
Series Floaters G66, 1.72% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,400,000	5,400,000
Series Floaters YX 10 95, 1.75% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,425,000	4,425,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 ZF0378, 1.73% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,750,000	3,750,000
Series Floaters XG 02 04, 1.72% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,630,000	1,630,000
Series Floaters XM 04 49, 1.72% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,225,000	2,225,000
Series RBC 2016 ZM0134, 1.72% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,910,000	7,910,000
Series ROC II R 11854, 1.77% 12/7/18 (Liquidity Facility Citibank NA) (a)(c)	15,210,000	15,210,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,010,000	7,010,000
Connecticut Spl. Tax Oblig. Participating VRDN Series Floaters 16 YX1026, 1.75% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,500,000	7,500,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 1.77% 12/7/18 (Liquidity Facility Citibank NA) (a)(c)	16,000,000	15,999,986
		114,659,986
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.82%, tender 1/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	100,000	100,000
Ohio - 0.0%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.81% 12/7/18 (Liquidity Facility Bank of America NA) (a)(c)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $118,559,986)		118,559,986

Other Municipal Security - 23.1%
Connecticut - 21.9%
Bloomfield Gen. Oblig. BAN Series 2018, 2.5% 1/29/19	4,600,000	4,603,348
Connecticut Gen. Oblig. Bonds:
Series 2011 C, SIFMA Municipal Swap Index + 1.100% 2.79% 5/15/19(a)(e)	1,000,000	1,003,885
Series 2012 A, SIFMA Municipal Swap Index + 1.100% 2.79% 4/15/19 (a)(e)	2,025,000	2,029,423
Series 2013 A, SIFMA Municipal Swap Index + 0.550% 2.24% 3/1/19(a)(e)	2,500,000	2,500,919
Series 2013 C, 5% 7/15/19	1,500,000	1,525,667
Series 2013 D, SIFMA Municipal Swap Index + 0.880% 2.57% 8/15/19(a)(e)	1,350,000	1,353,977
Series 2014 B, SIFMA Municipal Swap Index + 0.490% 2.18% 3/1/19(a)(e)	4,750,000	4,751,011
Series 2014 H, 5% 11/15/19	2,000,000	2,053,401
Series 2018 A, 5% 4/15/19	5,800,000	5,865,547
Series 2018 B, 5% 4/15/19	5,800,000	5,865,547
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series S1, 1.73% tender 12/6/18, CP mode	5,300,000	5,300,000
Series S2:
1.72% tender 12/4/18, CP mode	5,400,000	5,400,000
1.73% tender 12/6/18, CP mode	5,400,000	5,400,000
1.73% tender 12/6/18, CP mode	2,750,000	2,749,997
1.73% tender 12/7/18, CP mode	5,300,000	5,300,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2018 B, 5% 10/1/19	1,500,000	1,535,129
East Haddam Gen. Oblig. BAN Series 2018, 2.5% 6/6/19	5,400,000	5,415,572
East Hampton Gen. Oblig. BAN Series 2018, 2.75% 9/12/19	5,500,000	5,529,380
East Windsor Gen. Oblig. BAN Series 2018, 2% 1/3/19	1,756,000	1,756,309
Milford Gen. Oblig. BAN Series 2018, 3% 11/4/19	5,300,000	5,345,671
New Milford Gen. Oblig. BAN Series 2018, 2.5% 1/24/19	5,900,000	5,905,732
North Haven Gen. Oblig. BAN Series 2018, 3% 11/7/19	5,300,000	5,344,587
Rocky Hill Gen. Oblig. BAN Series 2018:
3% 7/30/19	6,000,000	6,049,196
4% 7/30/19	3,575,000	3,623,651
Univ. of Connecticut Gen. Oblig. Bonds:
Series 2011 A, 5% 2/15/19	3,400,000	3,420,956
Series 2016 A, 5% 3/15/19	1,000,000	1,008,564
Windham Gen. Oblig. BAN Series 2018, 2.25% 3/7/19	5,400,000	5,402,805
Wolcott Gen. Oblig. BAN Series 2018, 3.25% 11/7/19	5,300,000	5,349,403
		111,389,677
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 1.92% tender 1/3/19, CP mode	300,000	300,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 92, 1.75% tender 12/20/18, CP mode	700,000	700,000
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 2018 A, 1.83% tender 1/3/19, CP mode (b)	600,000	600,000
Series A, 1.8% tender 12/19/18, CP mode (b)	2,100,000	2,100,000
Series A1, 1.85% tender 12/3/18, CP mode (b)	1,700,000	1,700,000
		4,400,000
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.261%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	400,000	400,079
TOTAL OTHER MUNICIPAL SECURITY
(Cost $117,189,756)		117,189,756
	Shares	Value

Investment Company - 7.3%
Fidelity Municipal Cash Central Fund, 1.77% (f)(g)
(Cost $37,047,119)	37,044,031	37,047,119
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $506,006,861)		506,006,861
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,683,282
NET ASSETS - 100%		$507,690,143

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,000,000 or 4.9% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 3/2/18	$25,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$653,028
Total	$653,028

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $468,959,742)	$468,959,742
Fidelity Central Funds (cost $37,047,119)	37,047,119
Total Investment in Securities (cost $506,006,861)		$506,006,861
Cash		52,677
Receivable for fund shares sold		607,955
Interest receivable		1,392,370
Distributions receivable from Fidelity Central Funds		57,110
Prepaid expenses		1,007
Receivable from investment adviser for expense reductions		7,985
Other receivables		63
Total assets		508,126,028
Liabilities
Payable for fund shares redeemed	$180,281
Distributions payable	14,618
Accrued management fee	152,092
Transfer agent fee payable	44,962
Other affiliated payables	6,590
Audit fee payable	35,505
Other payables and accrued expenses	1,837
Total liabilities		435,885
Net Assets		$507,690,143
Net Assets consist of:
Paid in capital		$507,752,151
Total distributable earnings (loss)		(62,008)
Net Assets, for 506,855,642 shares outstanding		$507,690,143
Net Asset Value, offering price and redemption price per share ($507,690,143 ÷ 506,855,642 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2018
Investment Income
Interest		$7,849,805
Income from Fidelity Central Funds		653,028
Total income		8,502,833
Expenses
Management fee	$2,101,346
Transfer agent fees	622,132
Accounting fees and expenses	85,114
Custodian fees and expenses	4,721
Independent trustees' fees and expenses	2,621
Registration fees	26,141
Audit	41,821
Legal	5,098
Miscellaneous	3,383
Total expenses before reductions	2,892,377
Expense reductions	(54,765)
Total expenses after reductions		2,837,612
Net investment income (loss)		5,665,221
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(49,402)
Fidelity Central Funds	(2,157)
Total net realized gain (loss)		(51,559)
Net increase in net assets resulting from operations		$5,613,662

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2018	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,665,221	$3,087,590
Net realized gain (loss)	(51,559)	126,774
Net increase in net assets resulting from operations	5,613,662	3,214,364
Distributions to shareholders	(5,705,524)	–
Distributions to shareholders from net investment income	–	(3,087,333)
Total distributions	(5,705,524)	(3,087,333)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	116,908,101	67,037,049
Reinvestment of distributions	5,530,226	3,004,684
Cost of shares redeemed	(310,277,057)	(374,187,581)
Net increase (decrease) in net assets and shares resulting from share transactions	(187,838,730)	(304,145,848)
Total increase (decrease) in net assets	(187,930,592)	(304,018,817)
Net Assets
Beginning of period	695,620,735	999,639,552
End of period	$507,690,143	$695,620,735
Other Information
Distributions in excess of net investment income end of period		$(10,439)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Connecticut Municipal Money Market Fund

Years ended November 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.004	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.010	.004	.001	–A	–A
Distributions from net investment income	(.010)	(.004)	(.001)	–A	–A
Distributions from net realized gain	–A	–	–A	–A	–
Total distributions	(.010)	(.004)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.98%	.38%	.07%	.02%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.48%	.48%	.49%	.48%
Expenses net of fee waivers, if any	.48%	.48%	.32%	.08%	.08%
Expenses net of all reductions	.48%	.48%	.32%	.08%	.08%
Net investment income (loss)	.96%	.37%	.05%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$507,690	$695,621	$999,640	$1,719,175	$1,751,915

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2018

1. Organization.

Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Connecticut Municipal Income Fund	$316,572,962	$2,535,605	$(5,922,518)	$(3,386,913)
Fidelity Connecticut Municipal Money Market Fund	506,006,861	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Connecticut Municipal Income Fund	$42,120	$(136,864)	$(3,386,913)
Fidelity Connecticut Municipal Money Market Fund	–	(51,559)	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Connecticut Municipal Income Fund	$(130,290)	$(6,574)	$(136,864)	$(136,864)
Fidelity Connecticut Municipal Money Market Fund	(51,559)	(–)	(51,559)	(51,559)

The tax character of distributions paid was as follows:

November 30, 2018
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Connecticut Municipal Income Fund	$8,878,076	$1,941,232	$10,819,308
Fidelity Connecticut Municipal Money Market Fund	5,665,235	40,289	5,705,524

November 30, 2017
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Connecticut Municipal Income Fund	$10,013,466	$4,832,741	$14,846,207
Fidelity Connecticut Municipal Money Market Fund	3,087,333	–	3,087,333

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $39,750,986 and $81,839,239, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.11%	.36%
Fidelity Connecticut Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.08%
Fidelity Connecticut Municipal Money Market Fund	.11%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Connecticut Municipal Income Fund	.03
Fidelity Connecticut Municipal Money Market Fund	.01

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Connecticut Municipal Income Fund	$990

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The Money Market Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Connecticut Municipal Money Market Fund	.48%	$50,581

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Connecticut Municipal Income Fund	$2,631
Fidelity Connecticut Municipal Money Market Fund	88

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Connecticut Municipal Income Fund	$2,263
Fidelity Connecticut Municipal Money Market Fund	4,096

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and Shareholders of Fidelity Connecticut Municipal Income Fund and Fidelity Connecticut Municipal Money Market Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Connecticut Municipal Income Fund (one of the funds constituting Fidelity Court Street Trust) and Fidelity Connecticut Municipal Money Market Fund (one of the funds constituting Fidelity Court Street Trust II) (hereafter collectively referred to as the "Funds") as of November 30, 2018, the related statements of operations for the year ended November 30, 2018, the statements of changes in net assets for each of the two years in the period ended November 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2018 and each of the financial highlights for each of the five years in the period ended November 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 16, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trusts and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 261 funds

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2015 or 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2015 or 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present) and as interim president of Michigan State University (2018-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Fidelity Connecticut Municipal Income Fund	.48%
Actual		$1,000.00	$1,002.70	$2.41
Hypothetical-C		$1,000.00	$1,022.66	$2.43
Fidelity Connecticut Municipal Money Market Fund	.48%
Actual		$1,000.00	$1,005.20	$2.41
Hypothetical-C		$1,000.00	$1,022.66	$2.43

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2018, 100% of each fund's income dividends were free from federal income tax, and 2.17% and 20.89% of Fidelity Connecticut Municipal Income Fund and Fidelity Connecticut Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Connecticut Municipal Income Fund / Fidelity Connecticut Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for Fidelity Connecticut Municipal Income Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Connecticut Municipal Money Market Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Connecticut Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

Fidelity Connecticut Municipal Money Market Fund

The Board noted that because there is a relatively small number of state-specific funds in the Lipper objective, Fidelity combines Lipper's separate categories for state-specific funds with all state and national money market funds to create a single mapped group. The Board considered that Fidelity is the only firm that offers a Connecticut money market fund.

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2017, but considered that the management fee rate was only slightly above the Total Mapped Group and ASPG medians.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that Fidelity Connecticut Municipal Income Fund's total expense ratio ranked below the competitive median for 2017 and Fidelity Connecticut Municipal Money Market Fund's total expense ratio ranked above the competitive median for 2017. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the competitive data for Fidelity Connecticut Municipal Money Market Fund reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board also considered that, as interest rates rise, many competitors have eliminated such waivers, but the externally sourced competitive data for 2017 had not yet caught up to the fiscal periods during which competitors have stopped waiving fees to maintain minimum yields. The Board noted that, excluding fee waivers and reimbursements, the fund's total expense ratio ranked below the median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

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Fidelity® New Jersey Municipal Income Fund Fidelity® New Jersey Municipal Money Market Fund Annual Report November 30, 2018

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Contents

Performance
Management's Discussion of Fund Performance
Fidelity® New Jersey Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® New Jersey Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® New Jersey Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® New Jersey Municipal Income Fund	1.10%	3.54%	4.47%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® New Jersey Municipal Income Fund on November 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$15,491	Fidelity® New Jersey Municipal Income Fund
$16,101	Bloomberg Barclays Municipal Bond Index

Fidelity® New Jersey Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds gained modestly for the 12 months ending November 30, 2018, with the Bloomberg Barclays Municipal Bond Index returning 1.13%, supported by lower bond issuance and solid economic growth. Tax reform had a significant impact on both the supply of and demand for tax-exempt bonds during the period. In the final months of 2017, issuers accelerated their bond financings in order to issue under the old tax rules, prompting a surge in supply. Investors absorbed the excess supply, anticipating that issuance would fall significantly in 2018. The market turned lower in early 2018, as domestic fixed-income markets reacted to robust economic data and signs of inflation, before stabilizing in March and rallying through August. The municipal market experienced volatility in October amid concerns of an economic slowdown, then rebounded to close November near a year-to-date high. Gross municipal bond issuance declined 19% year-to-date through November 30. There was little differentiation in performance across municipal sectors this period. General obligation bonds returned 1.11%, with bonds issued by states slightly outperforming those backed by local municipalities. Looking ahead, market volatility is likely to persist due to uncertainty about how the U.S. Federal Reserve will react to labor and inflation trends.

Comments from Co-Portfolio Managers Kevin Ramundo, Cormac Cullen and Elizah McLaughlin:  For the fiscal ending November 30, 2018, the fund gained 1.10%, lagging, net of fees, the 1.73% advance of the state benchmark, the Bloomberg Barclays New Jersey Enhanced Modified Municipal Bond Index. The fund also lagged its Lipper peer group average for the period. Relative to the state benchmark, differences in the way fund holdings and index components were priced detracted from fund performance. An underweighting in appropriated bonds issued by the state of New Jersey, a category that performed fairly well, also hurt the relative return. Conversely, the fund maintained modestly less sensitivity to interest rates compared with the state benchmark, which helped relative performance as interest rates rose. Sector allocation produced some value as well, particularly the fund’s overweighting in health care bonds. This sector topped most others, based on a fairly stable environment for health care and the comparatively higher yields for these securities. Additionally, the bonds of particular health care issuers we owned performed well within the sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On September 1, 2018, Elizah McLaughlin joined the municipal bond portfolio management team, succeeding Mark Sommer, who will retire from Fidelity on December 31, 2018, after 27 years with the firm.

Fidelity® New Jersey Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of November 30, 2018

% of fund's net assets
General Obligations	31.1
Health Care	23.2
Transportation	16.3
Education	12.0
Escrowed/Pre-Refunded	9.0

Quality Diversification (% of fund's net assets)

As of November 30, 2018
AAA	4.2%
AA,A	53.4%
BBB	36.5%
BB and Below	0.5%
Not Rated	4.6%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® New Jersey Municipal Income Fund

Schedule of Investments November 30, 2018

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,276,300
Series 2014 B, 5% 1/1/23	700,000	774,739

TOTAL DELAWARE, NEW JERSEY		4,051,039

Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,129,230
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,632,150

TOTAL GUAM		2,761,380

New Jersey - 89.4%
Bayonne Gen. Oblig.:
Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,094,070
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,083,980
5.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	5,000,000	5,104,100
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/25	1,020,000	1,127,233
5% 2/15/26	1,000,000	1,098,770
5% 2/15/27	1,000,000	1,092,030
5% 2/15/28	1,000,000	1,086,700
5% 2/15/29	1,000,000	1,081,810
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,401,310
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,461,861
Cumberland County Impt. Auth.:
(County Correctional Facility Proj.) Series 2018, 5% 10/1/58 (b)	5,000,000	5,427,900
(Technical High School Proj.) Series 2014:
5% 9/1/23 (FSA Insured)	600,000	672,294
5% 9/1/24 (FSA Insured)	1,640,000	1,867,763
5% 9/1/25 (FSA Insured)	1,375,000	1,558,068
5% 9/1/39 (FSA Insured)	4,000,000	4,397,640
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,009,990
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	7,161,462
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2017 A:
5% 11/1/28 (FSA Insured)	2,500,000	2,852,250
5% 11/1/29 (FSA Insured)	750,000	851,955
5% 11/1/30 (FSA Insured)	605,000	683,922
Jersey City Gen. Oblig. Series 2017 A:
5% 11/1/24	1,000,000	1,131,790
5% 11/1/28	1,050,000	1,221,444
5% 11/1/29	1,035,000	1,198,209
5% 11/1/30	800,000	921,200
5% 11/1/31	500,000	573,715
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,504,938
5% 8/1/28	4,000,000	4,353,960
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,579,166
5% 9/1/26	600,000	649,872
5% 9/1/27	440,000	476,573
New Jersey Econ. Dev. Auth. Lease Rev. (Health Dept. and Taxation Division Office Proj.) Series 2018 A, 5% 6/15/31	2,555,000	2,749,870
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 B, 3.125% 7/1/29	3,000,000	2,939,190
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,593,045
5.375% 1/1/43 (a)	2,000,000	2,135,520
(Provident Montclair Proj.) Series 2017:
5% 6/1/30 (FSA Insured)	1,500,000	1,671,240
5% 6/1/31 (FSA Insured)	1,500,000	1,662,435
5% 6/1/37 (FSA Insured)	4,000,000	4,344,600
New Jersey Gen. Oblig. Series 2013 NN, 5% 3/1/21	3,480,000	3,649,754
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,650,100
Series 2012 II, 5% 3/1/26	5,000,000	5,282,850
Series 2012, 5% 6/15/20	5,000,000	5,186,500
Series 2013 NN:
5% 3/1/26	4,130,000	4,414,185
5% 3/1/27	6,570,000	6,994,291
Series 2013:
5% 3/1/23	4,920,000	5,309,861
5% 3/1/25	725,000	777,432
Series 2015 WW, 5.25% 6/15/40	2,000,000	2,105,460
Series 2015 XX:
4.25% 6/15/26	3,000,000	3,121,350
5.25% 6/15/27	3,000,000	3,306,960
Series 2016 BBB, 5.5% 6/15/30	2,165,000	2,415,902
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	40,000	40,053
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/27 (a)	1,675,000	1,848,195
5% 10/1/47 (a)	1,000,000	1,047,900
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,121,550
New Jersey Edl. Facilities Auth. Rev. (New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,081,560
New Jersey Edl. Facility:
(College of New Jersey Proj.) Series 2016 F 5% 7/1/29	670,000	752,738
(Stevens Institute of Techonolgy Proj.) Series 2017 A:
5% 7/1/23	485,000	536,657
5% 7/1/24	690,000	774,601
5% 7/1/25	600,000	682,062
5% 7/1/26	945,000	1,084,369
5% 7/1/27	1,055,000	1,221,468
5% 7/1/28	1,465,000	1,686,508
5% 7/1/29	665,000	761,418
Series 2015 B, 5% 7/1/31	3,000,000	3,320,760
Series 2016 A:
5% 7/1/27	2,875,000	3,214,969
5% 7/1/32	600,000	655,614
Series 2016 B, 5% 9/1/20	4,535,000	4,723,701
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,735,634
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,115,280
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,110,810
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	3,794,808
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,765,000	3,848,771
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	5,325,000	5,828,053
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31 (Pre-Refunded to 1/1/20 @ 100)	5,000,000	5,160,300
(Trinitas Hosp. Obligated Grp Proj.) Series 2016 A, 5% 7/1/22	910,000	984,738
Series 2009 A, 5.75% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	4,000,000	4,122,320
Series 2010:
5% 1/1/22 (Pre-Refunded to 1/1/20 @ 100)	660,000	681,516
5% 1/1/22 (Pre-Refunded to 1/1/20 @ 100)	1,065,000	1,099,144
Series 2011:
5% 7/1/19	1,500,000	1,525,402
5% 7/1/23	2,500,000	2,738,475
5% 7/1/24	2,000,000	2,187,180
5% 7/1/25	2,265,000	2,473,720
Series 2012 A:
5% 7/1/22	1,400,000	1,530,018
5% 7/1/23	1,040,000	1,135,462
5% 7/1/24	2,065,000	2,247,876
5% 7/1/25	1,000,000	1,086,410
Series 2012, 5% 7/1/21 (Escrowed to Maturity)	2,325,000	2,493,121
Series 2013 A:
5% 7/1/28	1,080,000	1,191,694
5% 7/1/32	1,600,000	1,753,664
5.25% 7/1/28	3,250,000	3,615,040
Series 2013:
5% 7/1/24	1,250,000	1,406,213
5% 7/1/26	1,335,000	1,481,249
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	3,290,000	3,716,746
5.25% 7/1/31 (Pre-Refunded to 7/1/23 @ 100)	710,000	800,447
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	2,465,000	2,811,382
5.5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	535,000	608,932
Series 2014 A:
4% 7/1/45	1,300,000	1,272,739
5% 7/1/30	700,000	764,834
5% 7/1/31	455,000	495,832
5% 7/1/32	1,000,000	1,087,430
5% 7/1/44	3,635,000	3,902,173
5% 7/1/45	2,225,000	2,362,483
Series 2016 A:
5% 7/1/22	2,000,000	2,164,260
5% 7/1/25	1,220,000	1,405,891
5% 7/1/26	1,565,000	1,762,832
5% 7/1/27	100,000	115,530
5% 7/1/27	1,685,000	1,889,070
5% 7/1/28	2,000,000	2,295,780
5% 7/1/28	2,000,000	2,227,920
5% 7/1/29	3,660,000	4,175,511
5% 7/1/29	1,550,000	1,716,098
5% 7/1/30	1,200,000	1,361,196
5% 7/1/30	2,000,000	2,201,740
5% 7/1/31	5,100,000	5,688,438
5% 7/1/31	10,195,000	11,546,653
5% 7/1/33	1,000,000	1,108,900
5% 7/1/39	14,795,000	16,231,884
5% 7/1/43	2,500,000	2,765,150
Series 2016:
5% 7/1/26	800,000	890,848
5% 7/1/27	1,500,000	1,744,350
5% 7/1/29	1,050,000	1,206,555
5% 7/1/30	605,000	691,951
5% 7/1/31	400,000	455,820
5% 7/1/35	950,000	1,013,365
5% 7/1/41	3,000,000	3,147,690
Series 2017 A:
5% 7/1/25	110,000	126,474
5% 7/1/52	4,265,000	4,644,159
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2012 1A, 5% 12/1/21 (a)	5,000,000	5,323,750
Series 2013:
4% 12/1/20 (a)	2,500,000	2,563,625
5% 12/1/21 (a)	3,600,000	3,833,100
5% 12/1/22 (a)	2,250,000	2,433,308
Series 2017 1A:
5% 12/1/25 (a)	3,000,000	3,353,700
5% 12/1/27 (a)	2,500,000	2,791,125
New Jersey Inst of Technology:
Series 2012 A:
5% 7/1/32	870,000	937,129
5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	380,000	418,448
5% 7/1/42	3,470,000	3,710,853
Series A, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	1,530,000	1,684,805
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A:
5% 6/1/23	800,000	870,976
5% 6/1/24	1,000,000	1,100,570
5% 6/1/25	3,000,000	3,332,850
5% 6/1/26	3,000,000	3,350,820
5% 6/1/27	1,000,000	1,118,720
5% 6/1/28	2,000,000	2,242,220
Series 2018 B, 3.2% 6/1/27	5,000,000	4,930,400
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2012 B, 5% 1/1/24	2,650,000	2,928,568
Series 2013 A, 5% 1/1/38 (Pre-Refunded to 7/1/22 @ 100)	8,000,000	8,809,440
Series 2014 A, 5% 1/1/32	5,000,000	5,536,450
Series 2017 B:
5% 1/1/33	5,000,000	5,725,050
5% 1/1/34	2,500,000	2,846,100
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,825,000	3,037,214
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,309,392
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	7,315,900
0% 12/15/34	4,000,000	2,012,920
Series 2008 A, 0% 12/15/36	25,000,000	10,536,250
Series 2009 A:
0% 12/15/36	1,915,000	807,077
0% 12/15/38	13,900,000	5,250,447
Series 2010 A, 0% 12/15/30	14,750,000	8,625,210
Series 2010 A3, 0% 12/15/34	10,775,000	5,084,723
Series 2011 A, 5.25% 6/15/25	6,000,000	6,347,340
Series 2011 B:
5.25% 6/15/25	3,185,000	3,369,380
5.25% 6/15/26	2,000,000	2,114,840
Series 2016 A:
5% 6/15/20	2,365,000	2,455,769
5% 6/15/29	750,000	829,028
5% 6/15/30	5,000,000	5,499,250
Series 2018 A, 5% 6/15/31	3,000,000	3,286,080
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,419,821
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,726,100
Rutgers State Univ. Rev. Series 2010 I, 5% 5/1/29	1,110,000	1,151,769
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B:
5% 1/1/29 (a)	730,000	806,869
5% 1/1/31 (a)	1,950,000	2,132,150
5% 1/1/33 (a)	750,000	813,720
5% 1/1/35 (a)	2,000,000	2,149,800
5% 1/1/36 (a)	1,000,000	1,071,100

TOTAL NEW JERSEY		456,332,760

New York And New Jersey - 4.9%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	3,255,000	3,392,849
Series 2016, 5% 11/15/32 (a)	5,000,000	5,634,550
Series 2018, 5% 9/15/34 (a)	5,000,000	5,644,650
Series 209, 5% 7/15/35	8,970,000	10,312,899

TOTAL NEW YORK AND NEW JERSEY		24,984,948

Pennsylvania, New Jersey - 3.6%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/24	1,200,000	1,308,840
5% 7/1/25	1,100,000	1,198,978
5% 7/1/26	500,000	544,630
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,008,920
5% 7/1/26	650,000	742,021
5% 7/1/29	300,000	340,341
5% 7/1/30	350,000	395,493
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,276,630
Series 2010 D, 5% 1/1/40 (Pre-Refunded to 1/1/20 @ 100)	4,000,000	4,130,400
Series 2013, 5% 1/1/31	5,000,000	5,494,600

TOTAL PENNSYLVANIA, NEW JERSEY		18,440,853

TOTAL MUNICIPAL BONDS
(Cost $494,688,570)		506,570,980
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $494,688,570)		506,570,980
NET OTHER ASSETS (LIABILITIES) - 0.8%		4,073,657
NET ASSETS - 100%		$510,644,637

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	31.1%
Health Care	23.2%
Transportation	16.3%
Education	12.0%
Escrowed/Pre-Refunded	9.0%
Others* (Individually Less Than 5%)	8.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $494,688,570)		$506,570,980
Cash		2,147,963
Receivable for fund shares sold		43,217
Interest receivable		8,018,244
Prepaid expenses		856
Other receivables		1,599
Total assets		516,782,859
Liabilities
Payable for investments purchased on a delayed delivery basis	$5,380,750
Payable for fund shares redeemed	99,212
Distributions payable	419,571
Accrued management fee	150,508
Other affiliated payables	42,047
Other payables and accrued expenses	46,134
Total liabilities		6,138,222
Net Assets		$510,644,637
Net Assets consist of:
Paid in capital		$498,717,806
Total distributable earnings (loss)		11,926,831
Net Assets, for 44,166,523 shares outstanding		$510,644,637
Net Asset Value, offering price and redemption price per share ($510,644,637 ÷ 44,166,523 shares)		$11.56

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2018
Investment Income
Interest		$17,498,795
Expenses
Management fee	$1,818,862
Transfer agent fees	375,537
Accounting fees and expenses	131,335
Custodian fees and expenses	3,907
Independent trustees' fees and expenses	2,221
Registration fees	25,860
Audit	55,837
Legal	3,061
Miscellaneous	3,693
Total expenses before reductions	2,420,313
Expense reductions	(7,056)
Total expenses after reductions		2,413,257
Net investment income (loss)		15,085,538
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		184,281
Total net realized gain (loss)		184,281
Change in net unrealized appreciation (depreciation) on investment securities		(9,589,588)
Net gain (loss)		(9,405,307)
Net increase (decrease) in net assets resulting from operations		$5,680,231

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2018	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,085,538	$15,649,031
Net realized gain (loss)	184,281	3,023,422
Change in net unrealized appreciation (depreciation)	(9,589,588)	14,042,124
Net increase (decrease) in net assets resulting from operations	5,680,231	32,714,577
Distributions to shareholders	(17,903,013)	–
Distributions to shareholders from net investment income	–	(15,647,560)
Distributions to shareholders from net realized gain	–	(4,145,714)
Total distributions	(17,903,013)	(19,793,274)
Share transactions
Proceeds from sales of shares	74,463,398	56,029,093
Reinvestment of distributions	12,286,939	13,845,491
Cost of shares redeemed	(86,285,147)	(92,131,667)
Net increase (decrease) in net assets resulting from share transactions	465,190	(22,257,083)
Redemption fees	–	2
Total increase (decrease) in net assets	(11,757,592)	(9,335,778)
Net Assets
Beginning of period	522,402,229	531,738,007
End of period	$510,644,637	$522,402,229
Other Information
Distributions in excess of net investment income end of period		$(25,143)
Shares
Sold	6,402,875	4,806,753
Issued in reinvestment of distributions	1,052,925	1,188,891
Redeemed	(7,416,049)	(7,922,307)
Net increase (decrease)	39,751	(1,926,663)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Jersey Municipal Income Fund

Years ended November 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.84	$11.55	$11.79	$12.00	$11.58
Income from Investment Operations
Net investment income (loss)A	.343	.350	.360	.373	.387
Net realized and unrealized gain (loss)	(.216)	.379	(.219)	(.189)	.489
Total from investment operations	.127	.729	.141	.184	.876
Distributions from net investment income	(.343)	(.349)	(.364)	(.372)	(.386)
Distributions from net realized gain	(.064)	(.090)	(.017)	(.022)	(.070)
Total distributions	(.407)	(.439)	(.381)	(.394)	(.456)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B
Net asset value, end of period	$11.56	$11.84	$11.55	$11.79	$12.00
Total ReturnC	1.10%	6.44%	1.08%	1.56%	7.71%
Ratios to Average Net AssetsD
Expenses before reductions	.47%	.47%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.48%	.48%
Expenses net of all reductions	.47%	.47%	.47%	.48%	.48%
Net investment income (loss)	2.95%	2.99%	2.98%	3.15%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$510,645	$522,402	$531,738	$545,659	$597,836
Portfolio turnover rate	18%	17%	15%	7%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of November 30, 2018

Days	% of fund's investments 11/30/18
1 - 7	65.2
8 - 30	3.1
31 - 60	7.2
61 - 90	3.6
91 - 180	7.4
> 180	13.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Variable Rate Demand Notes (VRDNs)	37.2%
Tender Option Bond	21.2%
Other Municipal Security	31.9%
Investment Companies	9.7%

Current 7-Day Yields

11/30/18
Fidelity® New Jersey Municipal Money Market Fund	1.21%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending November 30, 2018, the most recent period shown in the table, would have been 1.21%.

Fidelity® New Jersey Municipal Money Market Fund

Schedule of Investments November 30, 2018

Showing Percentage of Net Assets

Variable Rate Demand Note - 37.2%
	Principal Amount	Value
Alabama - 0.7%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2% 12/7/18, VRDN (a)(b)	$2,600,000	$2,600,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.78% 12/7/18, VRDN (b)	1,000,000	1,000,000
West Jefferson Indl. Dev. Series 2008, 1.78% 12/7/18, VRDN (b)	1,300,000	1,300,000
		4,900,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.89% 12/7/18, VRDN (a)(b)	900,000	900,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 1.8% 12/7/18, VRDN (a)(b)	500,000	500,000
Delaware, New Jersey - 2.6%
Delaware River & Bay Auth. Rev. Series 2008, 1.68% 12/7/18, LOC TD Banknorth, NA, VRDN (b)	18,800,000	18,800,000
Indiana - 0.5%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.95% 12/7/18, VRDN (a)(b)	1,200,000	1,200,000
Series 2003 B, 1.99% 12/7/18, VRDN (a)(b)	100,000	100,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.81% 12/7/18, VRDN (b)	1,700,000	1,700,000
Series I, 1.81% 12/7/18, VRDN (b)	600,000	600,000
		3,600,000
Kentucky - 0.6%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.76% 12/7/18, VRDN (a)(b)	4,400,000	4,400,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.97% 12/7/18, VRDN (b)	800,000	800,000
Series 2010 B1, 1.96% 12/7/18, VRDN (b)	400,000	400,000
		1,200,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 2% 12/7/18, VRDN (a)(b)	1,500,000	1,500,000
New Jersey - 24.1%
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 1.66% 12/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	24,900,000	24,900,000
New Jersey Econ. Dev. Auth. Rev.:
(Bayshore Health Ctr. Proj.) Series 1998 A, 1.7% 12/7/18, LOC JPMorgan Chase Bank, VRDN (b)	7,995,000	7,995,000
(Cooper Health Sys. Proj.) Series 2008 A, 1.65% 12/7/18, LOC TD Banknorth, NA, VRDN (b)	15,500,000	15,500,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 1.68% 12/7/18, LOC Bank of America NA, VRDN (b)	21,780,000	21,780,000
Series 2008 C, 1.68% 12/7/18, LOC JPMorgan Chase Bank, VRDN (b)	14,050,000	14,050,000
(Meridian Health Sys. Proj.) Series 2003 A, 1.68% 12/7/18, LOC JPMorgan Chase Bank, VRDN (b)	25,750,000	25,750,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 1.67% 12/7/18, LOC Wells Fargo Bank NA, VRDN (b)	4,480,000	4,480,000
(Virtua Health Proj.) Series 2009 D, 1.65% 12/7/18, LOC TD Banknorth, NA, VRDN (b)	14,480,000	14,480,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2013 5, 1.64% 12/7/18, LOC Citibank NA, VRDN (a)(b)	39,520,000	39,520,000
FHLMC Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 1.69% 12/7/18, LOC Freddie Mac, VRDN (b)	4,000,000	4,000,000
		172,455,000
Pennsylvania, New Jersey - 1.9%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 B, 1.65% 12/7/18, LOC TD Banknorth, NA, VRDN (b)	3,950,000	3,950,000
Series 2010 B, 1.69% 12/7/18, LOC Barclays Bank PLC, VRDN (b)	9,515,000	9,515,000
		13,465,000
New York And New Jersey - 5.4%
Port Auth. of New York & New Jersey:
Series 1991 1, 1.77% 12/31/18, VRDN (a)(b)(c)	8,800,000	8,800,000
Series 1991 3, 1.77% 12/31/18, VRDN (a)(b)(c)	9,800,000	9,800,000
Series 1995 3, 1.77% 12/31/18, VRDN (a)(b)(c)	9,400,000	9,400,000
Series 1995 4, 1.77% 12/31/18, VRDN (a)(b)(c)	10,500,000	10,500,000
		38,500,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.89% 12/7/18, VRDN (a)(b)	1,000,000	1,000,000
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1995, 2% 12/7/18, VRDN (a)(b)	100,000	100,000
Series A, 1.9% 12/7/18, VRDN (a)(b)	200,000	200,000
		300,000
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 2% 12/7/18, VRDN (a)(b)	50,000	50,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.79% 12/7/18, VRDN (a)(b)	2,200,000	2,200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.83% 12/7/18, VRDN (a)(b)	1,500,000	1,500,000
		3,700,000
Wyoming - 0.2%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 1.77% 12/7/18, VRDN (a)(b)	1,150,000	1,150,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $266,420,000)		266,420,000

Tender Option Bond - 21.2%
California - 0.2%
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	1,000,000	1,000,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	600,000	600,000
		1,600,000
Colorado - 0.2%
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XL 00 84, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(d)	1,300,000	1,300,000
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.82%, tender 1/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati)(d)	100,000	100,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (b)(d)	500,000	500,000
		600,000
New Jersey - 16.0%
Essex County Impt. Auth. Proj. Rev. Participating VRDN Series Clipper 09 49, 1.73% 12/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)(d)	13,230,000	13,230,000
Hudson County Impt. Lease Rev. Participating VRDN Series 16 ZF0450, 1.73% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (b)(d)	4,275,000	4,275,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 1.71% 12/7/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	8,700,000	8,700,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 1.71% 12/7/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	6,000,000	6,000,000
Series Floaters XG 01 68, 1.71% 12/7/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	9,350,000	9,350,000
Series Floaters XL 00 52, 1.71% 12/7/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	7,400,000	7,400,000
Series Floaters XX 10 91, 1.71% 12/7/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	4,600,000	4,600,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0099, 1.72% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,335,000	4,335,000
Series 15 XF0149, 1.67% 12/7/18 (Liquidity Facility Bank of America NA) (b)(d)	2,670,000	2,670,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 1.7% 12/7/18 (Liquidity Facility Bank of America NA) (b)(d)	1,570,000	1,570,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(d)	8,300,000	8,300,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series Floaters XG 02 00, 1.71% 12/7/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	5,590,000	5,590,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XF 23 70, 1.71% 12/7/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	9,715,000	9,715,000
Series Floaters XG 02 05, 1.71% 12/7/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,800,000	1,800,000
Series Floaters XX 10 93, 1.71% 12/7/18 (Liquidity Facility Barclays Bank PLC) (b)(d)	8,500,000	8,500,000
Ocean County Gen. Oblig. Participating VRDN Series Floaters XF 27 07, 1.69% 12/7/18 (Liquidity Facility Citibank NA) (b)(d)	1,500,000	1,500,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	2,360,000	2,360,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series Floaters ZF 24 78, 1.69% 12/7/18 (Liquidity Facility Citibank NA) (b)(d)	1,900,000	1,900,000
Union County Utils. Resources Auth. Participating VRDN Series 16 ZM0165, 1.76% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	13,140,000	13,140,000
		114,935,000
New York And New Jersey - 4.7%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZF0203, 1.77% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	1,675,000	1,675,000
Series 16 XF0407, 1.77% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,170,000	6,170,000
Series 16 XF2211, 1.72% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	1,000,000	1,000,000
Series 16 ZF0367, 1.77% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	7,155,000	7,155,000
Series 16 ZM0160, 1.74% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	3,470,000	3,470,000
Series Floaters XF 06 83, 1.76% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	600,000	600,000
Series Floaters XF 24 88, 1.74% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	800,000	800,000
Series Floaters XL 00 63, 1.74% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	1,400,000	1,400,000
Series Floaters XM 06 16, 1.74% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	4,800,000	4,800,000
Series Floaters YX 10 34, 1.77% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	780,000	780,000
Series MS 3321, 1.72% 12/7/18 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)	3,305,000	3,305,000
Series ROC 14086, 1.74% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	2,160,000	2,160,000
		33,315,000
Ohio - 0.0%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.81% 12/7/18 (Liquidity Facility Bank of America NA) (b)(d)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $151,850,000)		151,850,000

Other Municipal Security - 31.9%
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 1.92% tender 1/3/19, CP mode	400,000	400,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 92, 1.78% tender 1/3/19, CP mode	200,000	200,000
Series 92, 1.75% tender 12/20/18, CP mode	500,000	500,000
		700,000
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.94%, tender 6/28/19 (b)(e)	100,000	100,000
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 2018 A, 1.83% tender 1/3/19, CP mode (a)	890,000	890,000
Series A, 1.8% tender 12/19/18, CP mode (a)	2,900,000	2,900,000
Series A1, 1.85% tender 12/3/18, CP mode (a)	2,300,000	2,300,000
		6,090,000
New Jersey - 26.3%
Avalon Borough Gen. Oblig. BAN Series 2018, 2.75% 12/5/18	8,163,195	8,164,268
Bergen County Gen. Oblig. BAN Series 2017, 2.5% 12/13/18	3,500,000	3,500,816
Berkeley Heights Township BAN Series 2019, 3.5% 7/12/19	3,700,000	3,732,799
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2018 1, 3.25% 11/26/19	2,700,000	2,729,724
Camden County BAN Series 2018 A, 3% 10/23/19	7,300,000	7,360,672
Cape May Gen. Oblig. BAN Series 2018, 3% 7/12/19	9,605,000	9,668,316
Cranford Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	6,500,000	6,542,360
Fairfield Township BAN:
Series 2017, 3% 12/4/18	4,729,631	4,730,174
Series 2018:
3% 6/12/19	5,700,000	5,733,728
3.5% 12/3/19	4,297,631	4,348,300
Fairview Gen. Oblig. BAN Series 2018:
3% 2/1/19	6,978,000	6,993,499
3% 8/30/19	2,535,000	2,554,080
Haddonfield BAN Series 2018, 2.75% 6/21/19	3,600,000	3,615,517
Harrison Township BAN Series 2018 A, 3.25% 5/29/19	9,026,340	9,083,645
Hopewell Township Gen. Oblig. BAN Series 2018:
3% 4/5/19	4,047,019	4,063,623
3% 4/5/19	2,258,144	2,266,668
Hudson County Gen. Oblig. BAN Series 2017, 3% 12/12/18	9,700,000	9,704,318
Montclair Township Gen. Oblig. BAN Series 2018, 3.5% 11/1/19	3,850,800	3,897,841
Morristown Gen. Oblig. BAN Series 2019, 3% 5/21/19	4,530,240	4,551,937
Mount Laurel Township Gen. Oblig. BAN Series 2018 A, 3% 3/5/19	8,800,000	8,830,997
New Jersey Econ. Dev. Auth. Rev. Bonds Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	14,350,000	14,462,240
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Bonds:
Series 2012 1A, 5% (a)	1,700,000	1,700,000
Series 2015 1A, 5% 12/1/19 (a)	750,000	768,394
Series 2018 B, 5% (a)	250,000	250,000
New Jersey Tpk. Auth. Tpk. Rev. Bonds Series 2009 E, 5.25% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	2,215,000	2,221,406
North Caldwell Gen. Oblig. BAN Series 2018, 3% 10/22/19	5,538,254	5,580,236
Oradell BAN Series 2018, 3% 4/5/19	6,337,400	6,361,686
Point Pleasant Beach Gen. Oblig. BAN Series 2018, 2.75% 8/2/19	6,011,308	6,044,794
Somerset County Gen. Oblig. BAN Series 2018, 3% 9/16/19	10,600,000	10,688,872
Somerset County Impt. Auth. Rev. BAN (Township of Hillsborough Proj.) Series 2018, 3% 6/6/19 (Somerset County Gen. Oblig. Guaranteed)	3,400,000	3,418,969
Springfield Township Gen. Oblig. BAN:
Series 2018, 3% 8/2/19	6,500,000	6,548,190
Series 2019, 3% 9/27/19	4,900,000	4,935,094
Stone Hbr. BAN Series 2018, 3% 11/1/19	4,497,000	4,533,775
Washington Township Gloucester County BAN Series 2018 A, 3% 6/26/19	3,737,455	3,760,750
West Caldwell Township BAN Series 2017, 3% 12/14/18	4,900,000	4,902,456
		188,250,144
New York And New Jersey - 4.5%
Port Auth. of New York & New Jersey:
Series A:
1.79% 1/10/19, CP (a)	5,700,000	5,700,000
1.82% 1/16/19, CP (a)	4,000,000	4,000,000
1.83% 2/5/19, CP (a)	5,470,000	5,470,000
1.83% 2/20/19, CP (a)	5,965,000	5,965,000
1.84% 2/26/19, CP (a)	3,700,000	3,700,000
1.84% 3/7/19, CP (a)	3,700,000	3,700,000
Series B:
1.8% 12/18/18, CP	500,000	500,000
1.83% 2/6/19, CP	2,200,000	2,200,000
1.83% 2/13/19, CP	1,000,000	1,000,000
		32,235,000
Ohio - 0.1%
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.261%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (b)(e)	500,000	500,099
TOTAL OTHER MUNICIPAL SECURITY
(Cost $228,275,243)		228,275,243
	Shares	Value

Investment Company - 9.7%
Fidelity Municipal Cash Central Fund, 1.77% (f)(g)
(Cost $69,849,075)	69,843,585	69,849,075
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $716,394,318)		716,394,318
NET OTHER ASSETS (LIABILITIES) - 0.0%		(331,393)
NET ASSETS - 100%		$716,062,925

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,500,000 or 5.4% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Port Auth. of New York & New Jersey Series 1991 1, 1.77% 12/31/18, VRDN	6/18/91	$8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 1.77% 12/31/18, VRDN	12/3/03	$9,800,000
Port Auth. of New York & New Jersey Series 1995 3, 1.77% 12/31/18, VRDN	9/15/95	$9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 1.77% 12/31/18, VRDN	8/9/02	$10,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$823,244
Total	$823,244

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $646,545,243)	$646,545,243
Fidelity Central Funds (cost $69,849,075)	69,849,075
Total Investment in Securities (cost $716,394,318)		$716,394,318
Cash		10,213
Receivable for investments sold		700,000
Receivable for fund shares sold		115,592
Interest receivable		3,812,421
Distributions receivable from Fidelity Central Funds		117,911
Prepaid expenses		1,382
Other receivables		243
Total assets		721,152,080
Liabilities
Payable for investments purchased	$4,348,300
Payable for fund shares redeemed	382,008
Distributions payable	23,668
Accrued management fee	213,126
Other affiliated payables	84,737
Other payables and accrued expenses	37,316
Total liabilities		5,089,155
Net Assets		$716,062,925
Net Assets consist of:
Paid in capital		$716,292,110
Total distributable earnings (loss)		(229,185)
Net Assets, for 715,226,175 shares outstanding		$716,062,925
Net Asset Value, offering price and redemption price per share ($716,062,925 ÷ 715,226,175 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2018
Investment Income
Interest		$10,962,969
Income from Fidelity Central Funds		823,244
Total income		11,786,213
Expenses
Management fee	$2,959,889
Transfer agent fees	1,067,615
Accounting fees and expenses	103,954
Custodian fees and expenses	6,841
Independent trustees' fees and expenses	3,698
Registration fees	23,611
Audit	40,806
Legal	6,594
Miscellaneous	4,672
Total expenses before reductions	4,217,680
Expense reductions	(6,100)
Total expenses after reductions		4,211,580
Net investment income (loss)		7,574,633
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(87,332)
Fidelity Central Funds	1,073
Total net realized gain (loss)		(86,259)
Net increase in net assets resulting from operations		$7,488,374

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2018	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,574,633	$4,324,588
Net realized gain (loss)	(86,259)	(172,569)
Net increase in net assets resulting from operations	7,488,374	4,152,019
Distributions to shareholders	(8,324,005)	–
Distributions to shareholders from net investment income	–	(4,324,472)
Total distributions	(8,324,005)	(4,324,472)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	85,953,456	71,599,120
Reinvestment of distributions	8,029,631	4,185,863
Cost of shares redeemed	(360,662,368)	(579,209,918)
Net increase (decrease) in net assets and shares resulting from share transactions	(266,679,281)	(503,424,935)
Total increase (decrease) in net assets	(267,514,912)	(503,597,388)
Net Assets
Beginning of period	983,577,837	1,487,175,225
End of period	$716,062,925	$983,577,837

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New Jersey Municipal Money Market Fund

Years ended November 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.004	.001	–A	–A
Net realized and unrealized gain (loss)	.001	–A	–A	–A	–A
Total from investment operations	.010	.004	.001	–A	–A
Distributions from net investment income	(.009)	(.004)	(.001)	–A	–A
Distributions from net realized gain	(.001)	–	–	–	–
Total distributions	(.010)	(.004)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.02%	.37%	.07%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.51%	.50%	.50%	.51%	.50%
Expenses net of fee waivers, if any	.51%	.50%	.32%	.08%	.09%
Expenses net of all reductions	.51%	.50%	.32%	.08%	.09%
Net investment income (loss)	.91%	.36%	.05%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$716,063	$983,578	$1,487,175	$2,338,651	$2,357,770

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2018

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Funds, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Income Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforward and losses deferred due to wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity New Jersey Municipal Income Fund	$494,703,739	$15,627,023	$(3,759,782)	$11,867,241
Fidelity New Jersey Municipal Money Market Fund	716,394,318	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity New Jersey Municipal Income Fund	$–	$45,960	$24,107	$–	$11,867,241
Fidelity New Jersey Municipal Money Market Fund	33,752	–	–	(250,484)	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity New Jersey Municipal Money Market Fund	$(250,484)	(–)	$(250,484)	$(250,484)

The tax character of distributions paid was as follows:

November 30, 2018
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity New Jersey Municipal Income Fund	$15,083,260	$220,293	$2,599,460	$17,903,013
Fidelity New Jersey Municipal Money Market Fund	7,574,800	725,294	23,911	8,324,005

November 30, 2017
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity New Jersey Municipal Income Fund	$15,647,560	$4,145,714	$19,793,274
Fidelity New Jersey Municipal Money Market Fund	4,324,472	–	4,324,472

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Funds' financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $98,547,857 and $88,445,288, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.11%	.36%
Fidelity New Jersey Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.13%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity New Jersey Municipal Income Fund	.03
Fidelity New Jersey Municipal Money Market Fund	.01

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity New Jersey Municipal Income Fund	$1,406

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity New Jersey Municipal Income Fund	$3,907
Fidelity New Jersey Municipal Money Market Fund	275

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity New Jersey Municipal Income Fund	$3,149
Fidelity New Jersey Municipal Money Market Fund	5,825

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and Shareholders of Fidelity New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity New Jersey Municipal Income Fund (one of the funds constituting Fidelity Court Street Trust) and Fidelity New Jersey Municipal Money Market Fund (one of the funds constituting Fidelity Court Street Trust II) (hereafter collectively referred to as the "Funds") as of November 30, 2018, the related statements of operations for the year ended November 30, 2018, the statements of changes in net assets for each of the two years in the period ended November 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2018 and each of the financial highlights for each of the five years in the period ended November 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 16, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 261 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2015 or 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2015 or 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present) and as interim president of Michigan State University (2018-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Fidelity New Jersey Municipal Income Fund	.47%
Actual		$1,000.00	$1,006.20	$2.36
Hypothetical-C		$1,000.00	$1,022.71	$2.38
Fidelity New Jersey Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,006.00	$2.51
Hypothetical-C		$1,000.00	$1,022.56	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Pay Date	Record Date	Capital Gains

Fidelity New Jersey Municipal Income Fund	12/27/2018	12/26/2018	$0.003

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended November 30, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity New Jersey Municipal Income Fund	$72,493

During fiscal year ended 2018, 100% of each fund's income dividends were free from federal income tax, and 10.26% and 34.26% of Fidelity New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Jersey Municipal Income Fund / Fidelity New Jersey Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for Fidelity New Jersey Municipal Income Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for  Fidelity New Jersey Municipal Money Market Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity New Jersey Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

Fidelity New Jersey Municipal Money Market Fund

The Board noted that because there is a relatively small number of state-specific funds in the Lipper objective, Fidelity combines Lipper's separate categories for state-specific funds with all state and national money market funds to create a single mapped group.

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2017, but considered that the management fee rate was only slightly above the Total Mapped Group and ASPG medians.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that Fidelity New Jersey Municipal Income Fund's total expense ratio ranked below the competitive median for 2017 and Fidelity New Jersey Municipal Money Market Fund's total expense ratio ranked above the competitive median for 2017. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the competitive data for Fidelity New Jersey Municipal Money Market Fund reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board also considered that, as interest rates rise, many competitors have eliminated such waivers, but the externally sourced competitive data for 2017 had not yet caught up to the fiscal periods during which competitors have stopped waiving fees to maintain minimum yields. The Board noted that, excluding fee waivers and reimbursements, the fund's total expense ratio ranked equal to the median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

NJN-ANN-0119
1.539150.121

Item 2.

Code of Ethics

As of the end of the period, November 30, 2018, Fidelity Court Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Connecticut Municipal Income Fund and Fidelity New Jersey Municipal Income Fund (the “Funds”):

Services Billed by PwC

November 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Connecticut Municipal Income Fund	$50,000	$4,200	$2,200	$2,400
Fidelity New Jersey Municipal Income Fund	$46,000	$3,900	$2,200	$2,200

November 30, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Connecticut Municipal Income Fund	$48,000	$4,400	$2,400	$2,200
Fidelity New Jersey Municipal Income Fund	$45,000	$4,100	$2,400	$2,100

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research

Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2018A	November 30, 2017A
Audit-Related Fees	$7,745,000	$9,220,000
Tax Fees	$20,000	$150,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	November 30, 2018A	November 30, 2017A
PwC	$10,955,000	$11,695,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight

Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 24, 2019